Consolidated Statement of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ (10,903,404)	$ (3,519,710)	$ (6,881,722)	$ (10,102,266)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	2,769,740	2,398,000	1,861,999	8,966,850
Series C Convertible Preferred stock-based compensation			1,196,000	0
Bad debt expense			22,774	0
Financing expense	6,167,334	0
Non-cash lease expenses	20,917	19,602	80,336	71,349
Depreciation and amortization	74,539	63,835	264,696	248,510
Amortization debt discount	376,678	0	196,077	0
Loss on settlement of debt	0	882,279	909,486	0
Change in fair value of derivative	804,767	0	409,776	0
Changes in operating assets and liabilities:
Accounts receivable	(428,314)	(253,532)	87,204	(427,433)
Prepaid expense			(63,458)	(10,431)
Inventory	(83,124)	41,406	(94,460)	(101,092)
Prepaid expense and other current assets	21,933	(792)
Related party advances funding operating expense			6,496	246,425
Security deposit	(36,991)	0
Accounts payable and accrued liabilities	334,782	44,554	147,281	(32,827)
Accrued interest - related parties	31,206	0
Deferred revenue	157,236	0
Operating lease liabilities	(21,217)	(19,302)	(80,136)	(70,849)
Net Cash used in Operating Activities	(713,918)	(343,660)	(1,937,651)	(1,211,764)
Cash Flows from Investing Activities:
Purchase of equipment	(26,988)	0	0	(4,015)
Net Cash used in Investing Activities	(26,988)	0	0	(4,015)
Cash Flows from Financing Activities:
Proceeds from convertible notes	1,909,000	0	1,206,320	0
Proceeds from convertible note - related party	1,776,082	0	2,000	307,500
Deferred offering cost	(23,348)		(126,104)	0
Repayments of loan- related party			(740,880)	(125,000)
Proceeds from issuance Series C Convertible Preferred Stock			1,845,000	907,600
Proceeds from issuance Series C Preferred Stock	260,000	165,000
Repayments of financing loan			(23,307)	0
Repayment of financing loan	(215,625)	0
Proceeds from stock subscription			0	500,000
Proceeds from promissory note			0	120,000
Net Cash provided by Financing Activities	3,706,109	165,000	2,163,029	1,710,100
Change in cash	2,965,203	(178,660)	225,378	494,321
Cash, beginning of period	775,133	549,755	549,755	55,434
Cash, end of period	3,740,336	371,095	775,133	549,755
Supplemental Disclosure Information:
Cash paid for interest	5,584	0	9,157	0
Cash paid for taxes	0	0
Non-Cash Financing Disclosure:
Common stock issued upon conversion of Series C Preferred stock	1,553	0
Common stock issued for conversion and settlement of debt	0	1,085,148
Common stock issued for stock to be issued - management	0	90,000
Warrants issued in conjunction with convertible debt	2,482,169	0
Recognition of derivative liability as debt discount	1,027,000	0
Cancellation comment stock - related party	0	6,500
Series C Preferred stock issued for subscription received	0	320,000
Transfer from inventory to property and equipment	95,297	0
Common stock issued for services			1,861,999	146,850
Acquisition of property and equipment as financing loan	$ 118,776	$ 0	120,155
Common stock to be issued for management			0	180,000
Series C Convertible Preferred stock issued for services			1,196,000	0
Common stock issued upon conversion of Series C Convertible Preferred stock			0	300
Common stock issued for conversion and settlement of debt			1,112,355	0
Common stock issued for stock to be issued - management			180,000	0
Series C Convertible Preferred stock issued for subscription received			500,000	0
Cancellation comment stock - related party			6,500	0
Warrants issued in conjunction with convertible debts			546,863	0
Reclassification of due to related party to convertible note			0	19,000
Contribution inventory - related party			0	14,460
Issuance Series C Convertible Preferred stock for services -related party			0	8,640,000
Right -of-use assets obtained in exchange for new operating lease liabilities			0	161,665
Recognition of derivative liability as debt discount			$ 645,457	$ 0